Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 20, 2026	Jun. 30, 2026	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Feb. 12, 2025	Dec. 31, 2024
Cash		$ 0		$ 0		$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	15,000,000
Archimedes Tech SPAC Partners II Co [Member]
Cash		414,970		414,970		1,362,766		$ 0
Cash Equivalents, at Carrying Value		0		0		0		0
Asset, Held-in-Trust, Noncurrent		244,162,068		244,162,068		239,860,969		$ 0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs			$ 117,194			117,194
Payments of Stock Issuance Costs				75,000	$ 283,747	283,747
Accounts Payable and Accrued Liabilities, Noncurrent		$ 8,050,000		$ 8,050,000		$ 8,050,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		11,920,000		11,920,000		11,920,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Issues		$ 100,000,000		$ 100,000,000	$ 0
Public Warrants [Member] | Archimedes Tech SPAC Partners II Co [Member]
Warrants and Rights Outstanding						$ 1,725,000	$ 1,725,000
Warrants and Rights Outstanding, Fair Value Per Share							$ 0.15
Embedded Derivative Financial Instruments [Member] | Archimedes Tech SPAC Partners II Co [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Issues	$ 100,000,000
Derivative Liability		137,942,000		137,942,000
Initial Public Offering and Private Placement [Member] | Archimedes Tech SPAC Partners II Co [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				13,175,520
Payments of Stock Issuance Costs				4,600,000		4,600,000
Accounts Payable and Accrued Liabilities, Noncurrent		$ 8,050,000		8,050,000		8,050,000
Other Expenses				$ 525,520		$ 525,520